Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net Income (Loss)	$ 7,402,000	$ 8,950,000
Items not requiring (providing) cash:
Depreciation and amortization	1,079,000	997,000
Provision for (reversal of ) Credit Loss expense - loans	429,000	(454,000)
Provision for (reversal of) credit loss expense - off balance sheet	(130,000)
Amortization of premiums and discounts on securities-net	435,000	512,000
Amortization of intangible assets	150,000	150,000
Deferred income taxes	(904,000)	13,000
Originations of loans held for sale	(15,556,000)	(615,000)
Proceeds from sale of loans held for sale	16,038,000	644,000
Net gains on sales of loans	(482,000)	(29,000)
Expense related to share-based compensation plans	884,000	658,000
Realized loss on sale of available-for-sale securities	116,000
Net loss (gain) or on sale or write-down of foreclosed assets and other repossessed assets	7,000	12,000
Increase in cash surrender value of bank-owned life insurance	(429,000)	(422,000)
Amortization of debt issuance costs	61,000	61,000
Accrued interest receivable	(254,000)	(695,000)
Other assets	(2,154,000)	(288,000)
Interest payable and other liabilities	1,756,000	(31,000)
Net cash provided by operating activities	8,448,000	9,463,000
Investing Activities
Purchases of available-for-sale securities	(46,120,000)	(25,918,000)
Sales of available-for-sale securities	27,431,000	0
Maturities, prepayments and calls	17,060,000	2,330,000
Net change in loans	(8,155,000)	(22,465,000)
Purchase of Federal Home Loan Bank Stock	(47,000)	(3,149,000)
Redemption of Federal Home Loan Bank Stock		1,669,000
Purchases of premises and equipment, net	(9,695,000)	(1,081,000)
Proceeds from sale of premises and equipment		9,000
Proceeds from sales of foreclosed assets	61,000	133,000
Net cash used in investing activities	(19,465,000)	(48,472,000)
Financing Activities
Net (decrease) increase in deposits	(7,965,000)	(28,454,000)
Net change in securities sold under repurchase agreements	3,713,000	8,675,000
Repurchase of common stock	(687,000)	(733,000)
Finance lease payments	(93,000)
Proceeds from Federal Home Loan Bank Advances		75,000,000
Cash dividends paid	(5,113,000)	(4,789,000)
Net cash (used in) provided by financing activities	(10,145,000)	49,699,000
(Decrease) Increase in Cash and Cash Equivalents	(21,162,000)	10,690,000
Cash and Cash Equivalents, Beginning of Year	40,770,000	30,080,000
Cash and Cash Equivalents, End of Year	19,608,000	40,770,000
Supplemental Cash Flows Information
Interest paid on deposits and borrowings	14,623,000	10,585,000
Federal income taxes paid	102,000
Supplemental Disclosure of Non-Cash Investing Activities
Transfers from loans to foreclosed assets held for sale	$ 54,000	33,000
Adoption of ASU 2016-13		2,089,000
Finance lease asset and liability		$ 2,764,000